Annual Total Returns - Fidelity New Markets Income Fund [BarChart] - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-08 - Fidelity New Markets Income Fund	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Dec. 04, 2018
Fidelity Advisor New Markets Income Fund: Class A
Bar Chart Table:
Annual Return 2019	10.56%
Annual Return 2020	4.19%